Research and Development Expenses	6 Months Ended
Jun. 30, 2026
Research and Development Expenses [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 6 - RESEARCH AND DEVELOPMENT EXPENSES

Composition:

	Six months ended June 30,	Six months ended June 30,
	2026	2025

Payroll and related benefits (including share-based compensation)	3,144	2,677
Raw materials, subcontractors and consulting	328	333
Clinical trials	394	29
Others	413	336
	4,279	3,375